AST BLACKROCK CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 99.4%
Corporate Bonds — 94.5%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
5.400%	10/01/48		10	$ 11,902
Aerospace & Defense — 4.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30		25	25,633
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23		25	26,245
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28		30	33,703
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26		20	21,442
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28		40	41,980
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.500%	03/15/27		25	26,674
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		25	29,939
				205,616
Agriculture — 1.3%
Altria Group, Inc.,
Gtd. Notes
5.950%	02/14/49		25	29,399
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.462%	09/06/29		10	9,783
4.540%	08/15/47		25	23,965
				63,147
Auto Manufacturers — 2.9%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26		40	40,107
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28		25	26,559
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23		50	50,533
Volkswagen Financial Services AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.875%	04/12/23	EUR	25	27,672
				144,871
Banks — 7.7%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.705%(ff)	04/24/28		25	26,589
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sub. Notes, Series L, MTN
4.750%	04/21/45		25	$ 30,092
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	–(rr)		25	25,000
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	10/24/22	EUR	30	35,733
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	–(rr)		25	26,469
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)		50	54,241
Sr. Unsec’d. Notes
4.005%(ff)	04/23/29		25	27,306
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		100	106,609
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	–(rr)		25	26,792
Wells Fargo & Co.,
Sub. Notes
5.375%	11/02/43		20	25,091
				383,922
Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		10	11,932
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25		40	43,688
4.439%	10/06/48		15	16,980
4.750%	01/23/29		50	58,113
				130,713
Biotechnology — 2.3%
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		75	80,783
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21		35	36,515
				117,298
Chemicals — 0.6%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		20	24,411
LYB International Finance III LLC,
Gtd. Notes
4.200%	10/15/49		5	4,954
				29,365
A1

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Commercial Services — 1.0%
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23	50	$ 52,036
Computers — 3.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27	55	58,802
3.850%	08/04/46	25	28,182
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	50	51,555
International Business Machines Corp.,
Sr. Unsec’d. Notes
4.000%	06/20/42	25	27,564
			166,103
Distribution/Wholesale — 0.5%
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26	25	26,469
Diversified Financial Services — 2.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.750%	02/01/22	25	25,708
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	50	51,489
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	25	26,647
			103,844
Electric — 7.7%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series F
2.950%	12/15/22	50	51,010
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	25	25,739
Duke Energy Florida LLC,
First Mortgage
3.850%	11/15/42	25	27,235
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22	50	50,759
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	25	26,640
PPL Capital Funding, Inc.,
Gtd. Notes
3.100%	05/15/26	75	76,388
San Diego Gas & Electric Co.,
First Mortgage
2.500%	05/15/26	25	24,951
Southern California Edison Co.,
First Mortgage, Series A
4.200%	03/01/29	25	27,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	09/01/22	25	$ 25,836
4.450%	02/15/44	40	47,024
			383,462
Foods — 0.5%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	25	24,735
Healthcare-Products — 2.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.875%	09/15/25	50	54,375
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	35	35,532
3.700%	06/06/27	35	37,155
			127,062
Healthcare-Services — 1.3%
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	30	32,775
Sr. Sec’d. Notes
4.125%	06/15/29	30	31,460
			64,235
Insurance — 0.5%
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	25	26,366
Internet — 0.7%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.150%	08/22/27	25	26,558
Expedia Group, Inc.,
Gtd. Notes, 144A
3.250%	02/15/30	10	9,971
			36,529
Media — 5.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	25	26,320
4.908%	07/23/25	50	54,848
6.484%	10/23/45	25	30,421
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	100	104,227
4.000%	03/01/48	25	27,654
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	25	25,821
			269,291

A2

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Mining — 0.5%
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24		25	$ 25,620
Miscellaneous Manufacturing — 2.3%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		80	80,224
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.375%	09/06/23	EUR	30	33,364
				113,588
Oil & Gas — 3.0%
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24		10	10,191
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		25	27,893
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22		25	25,155
4.400%	07/15/27		25	26,659
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		35	36,359
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48		25	24,772
				151,029
Packaging & Containers — 0.6%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26		25	27,445
Pharmaceuticals — 6.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48		25	27,581
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		100	102,478
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29		30	32,044
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		35	37,396
4.300%	03/25/28		25	27,033
5.050%	03/25/48		25	28,373
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		50	50,232
				305,137
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines — 6.9%
Energy Transfer Operating LP,
Gtd. Notes
6.500%	02/01/42	25	$ 29,987
Enterprise Products Operating LLC,
Gtd. Notes
4.850%	03/15/44	25	28,702
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	25	28,627
MPLX LP,
Sr. Unsec’d. Notes
4.800%	02/15/29	40	44,158
4.875%	06/01/25	50	55,005
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	50	51,284
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	25	27,278
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	25	26,734
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.500%	11/15/23	50	53,507
			345,282
Real Estate Investment Trusts (REITs) — 5.5%
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	20	19,967
3.950%	03/15/29	25	26,925
4.400%	02/15/26	25	27,399
4.700%	03/15/22	50	52,970
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/27	10	10,758
4.875%	04/15/22	50	53,153
5.250%	01/15/23	75	81,658
			272,830
Retail — 2.5%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	35	36,730
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	25	25,175
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45	25	30,229
Walmart, Inc.,
Sr. Unsec’d. Notes
4.300%	04/22/44	25	30,943
			123,077

A3

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Semiconductors — 5.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.375%	01/15/20	35	$ 34,998
3.625%	01/15/24	50	51,131
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	30	33,098
Lam Research Corp.,
Sr. Unsec’d. Notes
3.800%	03/15/25	25	26,706
4.000%	03/15/29	25	27,622
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	25	25,046
3.200%	09/16/26	25	26,284
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	25	27,097
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
4.300%	06/18/29	25	26,707
			278,689
Software — 3.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21	50	50,069
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	25	26,303
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	50	59,299
Oracle Corp.,
Sr. Unsec’d. Notes
4.000%	11/15/47	25	27,978
			163,649
Telecommunications — 7.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/26	125	132,537
4.500%	03/09/48	25	26,891
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	25	25,719
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	25	27,244
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/24	25	26,436
4.329%	09/21/28	35	39,682
4.522%	09/15/48	30	35,471
4.812%	03/15/39	25	29,964
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28		25	$ 27,613
				371,557
Transportation — 2.5%
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29		20	19,824
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		50	51,576
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	09/10/28		50	55,155
				126,555
Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23		25	26,456
Water — 0.6%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
5.125%	05/24/22	EUR	25	30,985

Total Corporate Bonds (cost $4,740,972)				4,728,865
U.S. Government Agency Obligation — 2.0%
Federal Home Loan Mortgage Corp.
4.000%	06/01/49		95	98,449
(cost $98,471)
U.S. Treasury Obligations — 2.9%
U.S. Treasury Bonds
2.250%	08/15/49		32	32,808
U.S. Treasury Notes
1.250%	08/31/24		15	15,085
1.500%	09/15/22		20	19,464
1.625%	08/15/29		81	80,627

Total U.S. Treasury Obligations (cost $148,038)				147,984

Total Long-Term Investments (cost $4,987,481)				4,975,298

	Shares
Short-Term Investment — 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $60,636)(w)	60,636	60,636

TOTAL INVESTMENTS—100.6% (cost $5,048,117)		5,035,934

Liabilities in excess of other assets(z) — (0.6)%		(31,085)

Net Assets — 100.0%		$ 5,004,849

A4

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
MTN	Medium Term Note
OTC	Over-the-counter
REITs	Real Estate Investment Trust
Q	Quarterly payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Dec. 2019	$431,000	$ (58)
1	5 Year U.S. Treasury Notes	Dec. 2019	119,148	(2)
1	20 Year U.S. Treasury Bonds	Dec. 2019	162,313	(3,470)
				(3,530)
Short Positions:
4	10 Year U.S. Treasury Notes	Dec. 2019	521,250	2,744
2	Euro Schatz Index	Dec. 2019	244,868	740
				3,484
				$ (46)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/19	JPMorgan Securities LLC	EUR	120	$132,247	$130,824	$1,423	$—
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	145	$(3,011)	$(2,896)	$115
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A5

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6